Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total remuneration	$ 569,395	$ 522,154
Directors And Officers Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	509,395	462,154
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	$ 60,000	$ 60,000